UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

1.797931.107

AAG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.5%
BorgWarner, Inc. (a)	4,564	$ 354,212
Gentex Corp.	6,789	205,571
		559,783
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp. (a)	8,547	398,632
Household Durables - 3.2%
Jarden Corp.	12,011	394,802
NVR, Inc. (a)	636	462,919
Whirlpool Corp.	4,458	367,785
		1,225,506
Internet & Catalog Retail - 1.2%
Expedia, Inc.	23,885	474,356
Media - 1.2%
Discovery Communications, Inc. (a)	10,366	446,878
Multiline Retail - 1.1%
Dollar General Corp. (a)	15,417	435,530
Specialty Retail - 3.4%
CarMax, Inc. (a)	15,597	551,666
Tractor Supply Co.	6,738	350,848
Urban Outfitters, Inc. (a)	10,519	403,719
		1,306,233
Textiles, Apparel & Luxury Goods - 1.7%
Polo Ralph Lauren Corp. Class A	3,593	455,269
Warnaco Group, Inc. (a)	3,643	213,881
		669,150
TOTAL CONSUMER DISCRETIONARY		5,516,068
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Heckmann Corp. (a)(d)	167,749	959,524
Food Products - 2.8%
Green Mountain Coffee Roasters, Inc. (a)	9,209	375,543
Mead Johnson Nutrition Co. Class A	6,541	391,479
Origin Agritech Ltd. (a)	33,062	292,599
		1,059,621
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	4,231	$ 399,449
TOTAL CONSUMER STAPLES		2,418,594
ENERGY - 10.7%
Energy Equipment & Services - 5.2%
Dresser-Rand Group, Inc. (a)	16,653	820,660
Exterran Holdings, Inc. (a)	7,763	176,220
Helmerich & Payne, Inc.	3,211	208,683
Weatherford International Ltd. (a)	32,336	781,884
		1,987,447
Oil, Gas & Consumable Fuels - 5.5%
Amyris, Inc. (d)	3,200	103,968
Daylight Energy Ltd. (d)	18,400	205,550
Legacy Oil + Gas, Inc. (a)	13,300	227,589
Paladin Energy Ltd. (a)	39,948	202,768
Penn West Petroleum Ltd.	7,000	202,450
Petrohawk Energy Corp. (a)	13,900	300,240
PT Bumi Resources Tbk	629,500	214,078
QEP Resources, Inc.	10,100	399,455
Uranium One, Inc.	40,500	267,707
		2,123,805
TOTAL ENERGY		4,111,252
FINANCIALS - 7.9%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	3,611	385,474
Ameriprise Financial, Inc.	6,700	424,244
Stifel Financial Corp. (a)	5,390	386,679
		1,196,397
Commercial Banks - 3.1%
BB&T Corp.	13,967	385,489
Regions Financial Corp.	54,973	419,994
SunTrust Banks, Inc.	13,344	402,588
		1,208,071
Insurance - 1.0%
Hanover Insurance Group, Inc.	8,300	385,701
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.7%
Indiabulls Real Estate Ltd. (a)	107,543	$ 246,851
TOTAL FINANCIALS		3,037,020
HEALTH CARE - 12.9%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	5,115	492,472
BioMarin Pharmaceutical, Inc. (a)	6,700	163,882
Human Genome Sciences, Inc. (a)	5,800	145,174
United Therapeutics Corp. (a)	4,500	303,435
		1,104,963
Health Care Equipment & Supplies - 6.6%
ArthroCare Corp. (a)	16,604	572,672
Cyberonics, Inc. (a)	17,758	586,547
Edwards Lifesciences Corp. (a)	4,901	416,781
NuVasive, Inc. (a)(d)	20,360	544,223
St. Jude Medical, Inc.	4,455	213,305
Zoll Medical Corp. (a)	4,502	208,353
		2,541,881
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	11,300	428,383
Catalyst Health Solutions, Inc. (a)	4,492	203,083
		631,466
Health Care Technology - 0.7%
SXC Health Solutions Corp. (a)	5,700	281,053
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	9,700	389,398
TOTAL HEALTH CARE		4,948,761
INDUSTRIALS - 15.2%
Building Products - 3.4%
Lennox International, Inc.	17,398	843,803
Owens Corning (a)	13,300	475,209
		1,319,012
Commercial Services & Supplies - 1.6%
Covanta Holding Corp.	11,188	189,301
Stericycle, Inc. (a)	4,896	423,112
		612,413
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.0%
Fluor Corp.	6,563	$ 464,398
Jacobs Engineering Group, Inc. (a)	10,500	525,630
Orascom Construction Industries SAE GDR	4,900	167,580
		1,157,608
Machinery - 6.5%
Charter International PLC	32,862	405,257
CNH Global NV (a)	9,226	447,000
Flowserve Corp.	4,100	512,377
Ingersoll-Rand Co. Ltd.	12,175	551,528
WABCO Holdings, Inc. (a)	10,064	588,040
		2,504,202
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	251,524
TOTAL INDUSTRIALS		5,844,759
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.2%
HTC Corp.	12,000	433,403
Juniper Networks, Inc. (a)	13,387	589,028
Riverbed Technology, Inc. (a)	5,100	210,579
		1,233,010
Computers & Peripherals - 1.4%
NetApp, Inc. (a)	10,428	538,710
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	10,500	359,205
Maxwell Technologies, Inc. (a)	15,174	274,801
		634,006
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	8,164	306,395
Rackspace Hosting, Inc. (a)	2,500	92,275
		398,670
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	5,600	430,472
Paychex, Inc.	12,800	430,464
		860,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.0%
Ceva, Inc. (a)	8,246	$ 188,009
Marvell Technology Group Ltd. (a)	31,373	573,498
		761,507
Software - 9.8%
ANSYS, Inc. (a)	8,129	457,825
Ariba, Inc. (a)	8,200	253,790
Autodesk, Inc. (a)	10,000	420,500
Autonomy Corp. PLC (a)	8,720	232,935
BMC Software, Inc. (a)	7,800	386,100
CA, Inc.	15,715	389,418
Check Point Software Technologies Ltd. (a)	7,800	388,752
Informatica Corp. (a)	8,603	404,427
Nuance Communications, Inc. (a)	24,486	456,909
Rovi Corp. (a)	7,256	402,128
		3,792,784
TOTAL INFORMATION TECHNOLOGY		8,219,623
MATERIALS - 6.7%
Chemicals - 5.2%
CF Industries Holdings, Inc.	8,218	1,161,039
Intrepid Potash, Inc. (a)(d)	10,300	397,580
Uralkali JSC GDR (Reg. S)	11,100	453,657
		2,012,276
Metals & Mining - 1.5%
MacArthur Coal Ltd.	14,683	177,586
Vallar PLC	18,718	397,146
		574,732
TOTAL MATERIALS		2,587,008
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
Crown Castle International Corp. (a)	9,000	379,350
NII Holdings, Inc. (a)	9,483	388,424
SBA Communications Corp. Class A (a)	9,567	402,675
		1,170,449
TOTAL COMMON STOCKS (Cost $33,948,681)		37,853,534
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE	4,278	$ 338,987
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $249,614)		338,987
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.19% (b)	90,891	90,891
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	655,800	655,800
TOTAL MONEY MARKET FUNDS (Cost $746,691)		746,691
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $34,944,986)		38,939,212
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(409,177)
NET ASSETS - 100%		$ 38,530,035
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 314
Fidelity Securities Lending Cash Central Fund	280
Total	$ 594
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,855,055	$ 5,855,055	$ -	$ -
Consumer Staples	2,418,594	2,418,594	-	-
Energy	4,111,252	3,908,484	202,768	-
Financials	3,037,020	3,037,020	-	-
Health Care	4,948,761	4,948,761	-	-
Industrials	5,844,759	5,844,759	-	-
Information Technology	8,219,623	7,786,220	433,403	-
Materials	2,587,008	2,409,422	177,586	-
Telecommunication Services	1,170,449	1,170,449	-	-
Money Market Funds	746,691	746,691	-	-
Total Investments in Securities:	$ 38,939,212	$ 38,125,455	$ 813,757	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 157,298
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(157,298)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $35,190,145. Net unrealized appreciation aggregated $3,749,067, of which $5,818,403 related to appreciated investment securities and $2,069,336 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011